PSMP1-1-199


                         Chase Vista Money Market Funds

                        Supplement Dated October 19, 1999
                              Premier Class Shares-
                       Prospectus Dated December 29, 1998
In "The Funds Investment Adviser" section on page 32 of the prospectus, with regards to the last paragraph:

Chase Bank of Texas no longer acts as sub-adviser to the Cash Management Fund and the Tax Free Money Market Fund. These Funds no longer have a sub-adviser.













                                                                   SPMP3-36-1099